Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 21. Related party transactions

1) Nature of relationships with related parties

Name	Relationship with the Company
Wenzao Huang	Director and shareholder of the Company
Yunjun Huang	Director and shareholder of the Company
Xiaolong Chen	Shareholder of the Company
Lihui Xu	Shareholder of the Company
Lianken Enterprise Limited (“Lianken”)	100% equity interest owned by Wenzao Huang
Tianhua Enterprise Limited (“Tianhua”)	100% equity interest owned by Xiaolong Chen
Xingcan Enterprise Limited (“Xingcan”)	100% equity interest owned by Yunjun Huang
Weibo Enterprise Limited (“Weibo”)	100% equity interest owned by Jinliang Xu
Quanzhou Huasen Hardware and Plastic Products Co., Ltd (“Quanzhou Huasen”)	100% equity interest owned by Wenzao Huang
Dayu Yaodong Hardware and Plastic Products Co., Ltd (“Dayuyaodong”)	A member of the board of supervisors of Dayuyaodong is Wenzao Huang

2) Related party balances

Accounts	Name of related parties	As of December 31, 2025	As of December 31, 2024
Due to related parties	Wenzao Huang	$280,541	$162,034
	Lihui Xu	1,330	24,734
Net due to related parties		$281,871	$186,768

Accounts	Name of related parties	As of December 31, 2025	As of December 31, 2024
Due from related parties	Xiaolong Chen	5,807	—
	Yunjun Huang	2,173	—
	Lianken	1,169	258
	Tianhua	1,169	258
	Xingcan	1,169	257
	Weibo	1,169	257
Net due from related parties		$12,656	$1,030

3) Related party transactions

For the fiscal year ended December 31, 2025, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, repayable on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$118,507	$—
Lihui Xu	—	23,404
Total	$118,507	$23,404

For the fiscal year ended December 31, 2025, the Operating Entity provided loans to related parties. The borrowings were unsecured, repayable on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend from Operating Entity	Repaid to Operating Entity
Lianken	$911	$—
Tianhua	911	—
Xingcan	912	—
Weibo	912	—
Xiaolong Chen	5,807	—
Yunjun Huang	2,173	—
Total	$11,626	$—

For the fiscal year ended December 31, 2024, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, repayable on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$160,507	$1,000
Lihui Xu	20,609	517,379
Total	$181,116	$518,379

For the fiscal year ended December 31, 2024, the Operating Entity provided loans to related parties. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend from Operating Entity	Repaid to Operating Entity
Lianken	$257	$—
Tianhua	256	—
Xingcan	256	—
Weibo	256	—
Yunjun Huang	—	347,428
Total	$1,025	$347,428

For the fiscal year ended December 31, 2023, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$42,466	$40,673
Yunjun Huang	269,739	671,109
Xiaolong Chen	153,988	153,988
Lihui Xu	511,225	—
Total	$977,418	$865,770

The following table summarizes the Operating Entity’s sales transactions with the related parties:

	For the year ended December 31
	2025	2024	2023
Quanzhou Huasen	$44,034	$4,139	$13,383
Dayuyaodong	—	1,230	602
Total	$44,034	$5,369	$11,348

For the years ended December 31, 2025, 2024 and 2023, the Company sold manipulator arms, accessories and raw materials to related parties controlled by a shareholder-director in the amount of $44,034, $5,369 and $11,348, respectively.

The following table summarizes the Operating Entity’s accounts receivable balance with the related party:

Accounts	Name of related party	As of December 31, 2025	As of December 31, 2024
Accounts receivable	Quanzhou Huasen	$11,754	$—
Total		$11,754	$—

As of December 31, 2025 and 2024, the Company’s accounts receivable balance from the related party amounted to $11,754 and nil, respectively.